General and Administrative Expenses	6 Months Ended
Jun. 30, 2024
General and Administrative Expenses [Abstract]
General and Administrative Expenses
16.	General and Administrative Expenses:

General and administrative expenses are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
	2023	2024
Non-executive directors’ compensation	$36,000	$63,000
Audit fees	140,065	130,653
Professional fees and other expenses	1,129,011	1,594,418
Administration fees-related party (Note 4(a))	1,500,000	1,599,000
Total	$2,805,076	$3,387,071